UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          5/14/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        44
                                               -------------

Form 13F Information Table Value Total:       $112,160
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
APPLE COMPUTER INC  COMMON       037833100    212     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
AUTOLIV INC         COMMON       052800109   1030     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC      COMMON       054303102 18,194    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP   COMMON       067901108    346     23,002   SH         SOLE          23,002   0       0
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC COMMON       075811109    306     9,000    SH         SOLE           9,000   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC     COMMON       10553F106    364     53,471   SH         SOLE          53,471   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE C         COMMON       12189T104 16,536    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC         COMMON       222816100    320     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW   COMMON       242370104  4,377    102,000   SH         SOLE         102,000   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS & CO       COMMON       263534109  1,632     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
FEDDERS CORP        COM NEW      313135501    132     40,100   SH         SOLE          40,100   0       0
-----------------------------------------------------------------------------------------------------------
GARTNER GROUP       COMMON       366651107    438     63,000   SH         SOLE          63,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE
 PLC               SPONSORED ADR 37733W105 21,684    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO      COMMON       406216101  3,771    177,146   SH         SOLE         177,346   0       0
-----------------------------------------------------------------------------------------------------------
HARMONY GOLD
 MNG LTD           SPONSORED ADR 413216300    122     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC  COMMON       438516106 10,922    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO               COMMON       46625H100  3,073    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES INC  COMMON       46621D103     66     77,700   SH         SOLE          77,700   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC  COMMON       484173109    863     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP     COMMON       492386107  2,031     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP COMMON       554489104    310     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
MARATHON OIL CORP   COMMON       565849106    240     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
MERIDIAN GOLD INC   COMMON       589975101    189     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC        COMMON       620076109  7,980    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP COMMON       651639106    262     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
PARK OHIO
 HLDGS CORP         COMMON       700666100    317     91,500   SH         SOLE          91,500   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
 SA PETRO          SPONSORED ADR 71654V408    303     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL  COMMON       74153Q102    804     59,600   SH         SOLE          59,600   0       0
-----------------------------------------------------------------------------------------------------------
SCUDDER NEW ASIA
 FD INC             COMMON       811183102     85     11,400   SH         SOLE          11,400   0       0
-----------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY  SHS          G7945J104    206     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION   CL A         817320104  1,813     52,931   SH         SOLE          52,931   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP  COMMON       78440X101  1,375     45,000   SH         SOLE          45,000   0       0
-----------------------------------------------------------------------------------------------------------



SMITH & WOLLENSKY
 RESTAURANT         COMMON       831758107     40     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW  COMMON       844030106    258     21,247   SH         SOLE          21,247   0       0
-----------------------------------------------------------------------------------------------------------
TEMPLETON EMERGING
 MKTS FD I          COMMON       880191101    131     16,000   SH         SOLE          16,000   0       0
-----------------------------------------------------------------------------------------------------------
TESORO PETE CORP    COMMON       881609101     74     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
TRANSOCEAN INC      COMMON       G90078109    409     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS
 CORP NEW           CL A         89420G109    211     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP    COMMON       910671106  1,589    127,600   SH         SOLE         127,600   0       0
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP         COMMON       915289102    526     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL  COMMON       922122106    899     49,074   SH         SOLE          49,074   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP     SPONSORED
 PLC NEW             ADR         92857W100  4,561    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW                COMMON       949746101  2,959     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
XANSER CORP         COMMON       98389J103    200    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------

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